SUMMARY PROSPECTUS October 31, 2024

AB Sustainable US Thematic Portfolio

Ticker: Class A–SUTAX; Class C–SUTCX; Advisor Class–FFTYX; Class Z–SUTZX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information (“SAI”), both dated October 31, 2024, as may be amended or supplemented, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, reports to shareholders and other information about the Fund, go to www.abfunds.com/go/prospectus, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund. The Fund’s reports to shareholders are also available at www.abfunds.com/go/SUST.

PRO-0101-SUT-1024

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund—Sales Charge Reduction Programs for Class A Shares on page 67 of the Fund’s Prospectus, in Appendix B—Financial Intermediary Waivers of the Fund’s Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 128 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(a)	1.00%(b)	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class Z
Management Fees	.55%	.55%	.55%	.55%

Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	None

Other Expenses:
Transfer Agent	.09%	.31%	.09%	.02%
Interest Expense	.01%	.00%	.01%	.01%
Other Expenses	.26%	.27%	.26%	.26%

Total Other Expenses	.36%	.58%	.36%	.29%

Acquired Fund Fees and Expenses	.01%	.01%	.01%	.01%

Total Annual Fund Operating Expenses	1.17%	2.14%	.92%	.85%

Fee Waiver and/or Expense Reimbursement(c)	(.26)%	(.48)%	(.26)%	(.19)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(d)	.91%	1.66%	.66%	.66%

(a)

Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(b)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(c)

The Adviser has contractually agreed to waive its management fees and/or to bear certain expenses of the Fund until October 31, 2025 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.90%, 1.65%, 0.65% and 0.65% of average daily net assets, respectively, for Class A, Class C, Advisor Class and Class Z shares. In addition, in connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. Each of the agreements will remain in effect until October 31, 2025 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, each of the agreements will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

(d)	If interest expense were excluded, net expenses would be as follows:

Class A	Class C	Advisor Class	Class Z
.89%	1.65%	.64%	.64%

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class Z
After 1 Year	$514	$269	*	$67	$67

After 3 Years	$756	$624		$267	$252

After 5 Years	$1,017	$1,105		$484	$453

After 10 Years	$1,763	$2,186		$1,107	$1,031

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund pursues opportunistic growth by investing primarily in a portfolio of U.S. companies whose business activities the Adviser believes position the issuer to benefit from certain environmentally- or socially-oriented sustainable investment themes that align with one or more of the United Nations Sustainable Development Goals (“SDGs”). These themes principally include the advancement of health, climate, and empowerment. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that satisfy the Fund’s sustainable thematic criteria. A company that derives at least 25% of its total revenues from activities consistent with the achievement of the SDGs meets such criteria, although many of the companies in which the Fund invests will derive a much greater portion of their revenues from such activities.

The Adviser employs a combination of “top-down” and “bottom-up” investment processes with the goal of identifying, based on its internal research and analysis, the most attractive securities of U.S. companies that fit into sustainable investment themes. First, the Adviser identifies through its “top-down” process the sustainable investment themes. In addition to this “top-down” thematic approach, the Adviser then uses a “bottom-up” analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management and on evaluating a company’s risks, including those related to environmental, social, and corporate governance (“ESG”) factors. ESG factors, which can vary across companies and industries, may include environmental impact, corporate governance, ethical business practices, diversity and employee practices, product safety, supply chain management and community impact. Eligible investments include securities of issuers that the Adviser believes will maximize total return while also contributing to positive societal impact aligned with one or more SDGs. While the Adviser emphasizes focusing on individual companies with favorable ESG attributes over the use of broad-based negative screens (e.g., disqualifying business activities) in assessing a company’s exposure to ESG factors, the Fund will not invest in companies that derive revenue from direct involvement in adult entertainment, alcohol, coal, controversial weapons, firearms, gambling, genetically modified organisms, military contracting, prisons, or tobacco.

The Adviser normally considers a universe of primarily U.S. mid- to large-capitalization companies for investment. The Adviser expects that normally the Fund’s portfolio will emphasize investments in securities issued by U.S. companies, although it may invest in foreign securities.

PRINCIPAL RISKS

•

Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

•

Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•

ESG Risk: Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

•

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•

Capitalization Risk: Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

•

Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over the life of the Fund; and

•	how the Fund’s average annual returns for one year, five years and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—Mutual Funds”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Prior to August 23, 2021, the Fund paid a performance-based, or fulcrum, advisory fee. Accordingly, performance information shown below reflects performance fee adjustments and would have been different if the Fund had been managed under the current advisory fee arrangement. Class A, Class C and Class Z shares of the Fund were not in operation during this period.

Bar Chart

The annual returns in the bar chart are for the Fund’s Advisor Class shares. Through September 30, 2024, the year-to-date unannualized return for Advisor Class shares was 16.09%.

During the period shown in the bar chart, the Fund’s:

Best Quarter was up 25.63%, 2nd quarter, 2020; and Worst Quarter was down -17.36%, 2nd quarter, 2022.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2023)

		1 Year	5 Years	Since Inception
Advisor Class*,**	Return Before Taxes	20.83%	16.37%	13.48%
	Return After Taxes on Distributions	19.74%	14.89%	12.34%
	Return After Taxes on Distributions and Sale of Fund Shares	12.99%	13.00%	10.79%
Class A**	Return Before Taxes	15.42%	15.11%	12.47%
Class C**	Return Before Taxes	18.62%	15.22%	12.35%
Class Z**	Return Before Taxes	20.82%	16.38%	13.48%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.29%	15.69%	4.63%

*	After-tax Returns:

–

Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**

Inception dates: 6/28/17 for Advisor Class shares, 1/31/22 for Class A and Class Z shares and 4/29/22 for Class C shares. Performance information for Class A, Class C and Class Z shares for periods prior to their inception date is the performance of the Fund’s Advisor Class shares adjusted to reflect the expenses of Class A, Class C and Class Z shares, respectively.

INVESTMENT ADVISER

AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daniel C. Roarty	Since 2017	Senior Vice President of the Adviser

Benjamin Ruegsegger	Since 2017	Senior Vice President of the Adviser

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

The following table describes the initial and subsequent minimum purchase amounts for each class of shares, which are subject to waiver in certain circumstances.

	Initial	Subsequent
Class A/Class C shares, including traditional IRAs and Roth IRAs	$2,500	$50
Automatic Investment Program	None	$50 If initial minimum investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class shares (only available to fee-based programs or through other limited arrangements and certain commission-based brokerage arrangements)	None	None
Class A and Class Z shares are available at net asset value, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans and, for Class Z shares, to persons participating in certain fee-based programs sponsored by a financial intermediary, where in each case plan level or omnibus accounts are held on the books of the Fund.	None	None

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone ((800) 221-5672).

TAX INFORMATION

The Fund may pay income dividends or make capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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